Redeemable convertible preferred shares - Anti-dilution provision (Details) - USD ($) $ in Thousands			12 Months Ended
	May 16, 2011	Feb. 21, 2011	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Redeemable convertible preferred shares
Dividends			$ 0	$ 0	$ 0
Ordinary shares
Redeemable convertible preferred shares
Shares issued during period (in shares)				2,156,250
Anti-dilusion provision - required share issuance (in shares)	100,452
Dividends	$ 421
Ordinary shares | Mr. Cong and Mr. Liu
Redeemable convertible preferred shares
Shares issued during period (in shares)	457,611
Series B Preferred Stock
Redeemable convertible preferred shares
Shares issued during period (in shares)	723,808	1,266,667
Anti-dilusion provision - required share issuance (in shares)	55,807
Dividends	$ 320